Taxes on Income - Provision for taxes on income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current					$ 110	$ 103	$ 90
Deferred					(62)	(64)	(59)
Total federal					48	39	31
Foreign:
Current					30	24	21
Deferred					(12)	(9)	(10)
Total foreign					18	15	11
State and local:
Current					56	51	45
Deferred					(16)	(29)	(26)
Total state and local					40	22	19
Total provision for taxes	$ 24	$ 29	$ 69	$ 79	$ 106	$ 76	$ 61